TrimTabs All Cap International Free-Cash-Flow ETF
Schedule of Investments
April 30, 2020 (Unaudited)
	Shares	Value

COMMON STOCKS - 91.5%
Communication Services - 6.6%
Capcom Co. Ltd.	4,296	$131,904
Kakaku.com, Inc.	5,361	109,903
Nintendo Co. Ltd.	300	124,820
Rightmove PLC	19,207	120,375
Tencent Holdings Ltd.	2,620	140,927
		627,929
Consumer Discretionary - 10.4%
adidas AG	510	116,919
Alibaba Group Holding Ltd. - ADR (a)	652	132,141
Lululemon Athletica, Inc. (a)	873	195,098
Oriental Land Co. Ltd.	986	125,690
Puma SE	1,772	111,424
Toyota Motor Corp.	2,008	124,729
Yum China Holdings, Inc.	3,943	191,078
		997,079
Consumer Staples - 11.5%
Alimentation Couche-Tard, Inc. - Class B	3,966	110,664
Diageo PLC	5,571	192,958
Ebro Foods SA	8,330	177,092
Kao Corp.	1,500	116,237
L'Oreal SA	459	133,445
Nestle SA	1,190	125,627
Shiseido Co. Ltd.	1,960	116,488
Strauss Group Ltd.	4,487	127,170
		1,099,681
Energy - 2.1%
Neste Oyj	3,111	110,220
TOTAL SA	2,415	86,937
		197,157
Financials - 7.5%
BNP Paribas SA	2,346	73,720
DNB ASA	6,039	73,211
Partners Group Holding AG	119	93,671
Tokio Marine Holdings, Inc.	2,437	115,497
UBS Group AG	9,283	99,885
United Overseas Bank Ltd.	6,071	87,568
Zurich Insurance Group AG	559	177,965
		721,517
Health Care - 11.6%
Cochlear Ltd.	841	101,113
CSL Ltd.	897	180,877
ICON PLC (a)	868	139,288
Novartis AG	2,652	226,007
Novo Nordisk A/S - Class B	2,059	131,325
Roche Holding AG	670	232,843
Shionogi & Co. Ltd.	1,800	99,447
		1,110,900
Industrials - 14.7%
Ashtead Group PLC	4,386	120,150
Canadian Pacific Railway Ltd.	577	131,169
Daikin Industries Ltd.	1,000	130,504
FANUC Corp.	600	99,688
GEA Group AG	4,065	93,458
Howden Joinery Group PLC	17,214	113,868
Intertek Group PLC	1,808	108,165
Legrand SA	1,583	106,721
Recruit Holdings Co. Ltd.	3,775	111,933
Siemens AG	1,566	145,320

TOMRA Systems ASA	4,006	133,103
Vestas Wind Systems A/S	1,377	118,544
		1,412,623
Information Technology - 19.2%
ASML Holding NV	567	168,168
Atlassian Corp PLC - Class A (a)	1,054	163,887
Dassault Systemes SE	986	144,302
Halma PLC	5,397	142,068
Logitech International SA	2,906	140,024
Nice Ltd. - ADR (a)	1,378	226,405
Nomura Research Institute Ltd.	6,712	164,743
Omron Corp.	3,221	190,892
Samsung Electronics Co. Ltd. - GDR	173	180,439
SCSK Corp.	2,238	101,353
Tokyo Electron Ltd.	565	120,776
Yaskawa Electric Corp.	3,004	99,793
		1,842,850
Materials - 5.4%
Air Liquide SA	1,095	139,315
Fortescue Metals Group Ltd.	17,738	138,245
Givaudan SA	39	130,626
Sika AG	676	111,844
		520,030
Real Estate - 2.5%
Goodman Group (b)	12,656	108,451
Japan Logistics Fund, Inc. (b)	55	130,126
		238,577
TOTAL COMMON STOCKS (Cost $8,320,267)		8,768,343

EXCHANGE TRADED FUNDS - 3.1%
iShares MSCI South Korea ETF	5,834	301,151
EXCHANGE TRADED FUNDS (Cost $407,448)		301,151

SHORT-TERM INVESTMENTS - 5.0%
Money Market Funds - 5.0%
Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class, 0.160% (c)	476,417	476,417
TOTAL SHORT-TERM INVESTMENTS (Cost $476,417)		476,417

Total Investments (Cost $9,204,132) - 99.6%		9,545,911
Other Assets in Excess of Liabilities - 0.4%		35,838
TOTAL NET ASSETS - 100.0%		$9,581,749

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	Real Estate Investment Trust.
(c)	Rate disclosed is the seven day yield as of April 30, 2020.

For Fund compliance purposes, the Fund's industry classifications refers to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Fair Valuation Measurements
The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$528,686	$-	$-	$528,686
Canada	436,932	-	-	$436,932
China	464,146	-	-	$464,146
Denmark	249,869	-	-	$249,869
Finland	110,219	-	-	$110,219
France	684,441	-	-	$684,441
Germany	467,121	-	-	$467,121
Israel	353,576	-	-	$353,576
Japan	2,214,523	-	-	$2,214,523
Netherlands	168,168	-	-	$168,168
Norway	206,313	-	-	$206,313
Republic of Korea	180,439	-	-	$180,439
Singapore	87,568	-	-	$87,568
Spain	177,092	-	-	$177,092
Switzerland	1,338,492	-	-	$1,338,492
United Kingdom	1,100,758	-	-	$1,100,758
Total Common Stocks	$8,768,343	$-	$-	$8,768,343
Exchange Traded Funds	$301,151	-	-	$301,151
Short-Term Investments	$476,417	-	-	$476,417
Total Investments in Securities	$9,545,911	$-	$-	$9,545,911

The Fund did not invest in any Level 3 securities during the period.